Financial Risk Management - Summary of Capital Management (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital structure [abstract]
Cash	$ (80,231)	$ (89,030)	$ (68,521)
Current portion of long-term debt	11,270	16,157
Long-term debt	317,948	373,133
Net debt	248,987	300,260
Shareholders' equity	$ 367,080	$ 338,939	$ 370,340